Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 8,110,389	$ 9,648,008	$ 3,226,778
Restricted cash	339,377	40,205	54,081
Other receivables	115,552	2,000,357	1,217,758
Prepaid expenses and deposits	99,979	148,275	46,199
Assets held for sale	207,566	251,269
Other current assets	440,000
Total current assets	9,312,863	12,088,114	4,544,816
Property and equipment, net	1,197,437	1,245,025	2,017,270
Other assets	161,102	105,805	58,585
Total assets	10,671,402	13,438,944	6,620,671
Current liabilities
Accounts payable	597,169	699,858	501,702
Accrued liabilities	1,937,866	1,194,998	904,393
Current portion of deferred revenue	615,384	615,384
Warrant liability			549,317
Current portion of loans	1,200,000	1,200,000	2,104,994
Total current liabilities	4,350,419	3,710,240	4,060,406
Deferred revenue	923,078	1,076,924
Loans payable	1,500,000	1,800,000
Total liabilities	6,773,497	6,587,164	4,060,406
Commitments and contingencies (Note 10)
Stockholders' Equity
Common stock, value	13,673	13,673	11,230
Warrants	1,083,193	1,083,193	9,333
Additional paid-in capital	118,513,671	118,509,395	104,385,456
Accumulated other comprehensive loss	(1,133,266)	(1,133,266)	(1,133,266)
Deficit accumulated during the development stage	(114,579,366)	(111,621,215)	(100,712,488)
Total Stockholders' Equity	3,897,905	6,851,780	2,560,265
Total Liabilities and Stockholders' Equity	$ 10,671,402	$ 13,438,944	$ 6,620,671